Derivative Instruments - Additional Information (Detail) kr in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 NOK (kr)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 NOK (kr)
Interest Rate Swap Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional amount of outstanding obligations	$ 650.5		$ 446.7
Carrying amount of derivative liabilities	9.7		$ 0.8
Foreign Exchange Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional amount of outstanding obligations | kr		kr 249.9		kr 290.1
Carrying amount of derivative liabilities	1.3
Carrying amount of derivative asset	$ 0.6